Remuneration System for the Management Board and Employees of the Group - Related Parties - Summary of Supervisory Board Remuneration (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	€ 10,145,186	€ 6,728,814
Dr. Marc Cluzel [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	148,610	109,142
Dr. Frank Morich [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	104,526	84,204
Michael Brosnan [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	85,284	47,561
Sharon Curran [Member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	39,391
Dr George Golumbeski [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	82,884	54,161
Wendy Johnson [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	83,218	83,560
Krisja Vermeylen [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	89,684	74,316
Dr. Gerald Möller [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation		48,358
Klaus Kühn [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation		24,126
Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	410,397	345,628
Fixed compensation [member] | Dr. Marc Cluzel [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	104,210	76,742
Fixed compensation [member] | Dr. Frank Morich [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	70,926	61,004
Fixed compensation [member] | Michael Brosnan [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	51,284	28,961
Fixed compensation [member] | Sharon Curran [Member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	27,791
Fixed compensation [member] | Dr George Golumbeski [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	51,284	28,961
Fixed compensation [member] | Wendy Johnson [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	47,618	46,160
Fixed compensation [member] | Krisja Vermeylen [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	57,284	49,916
Fixed compensation [member] | Dr. Gerald Möller [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation		36,558
Fixed compensation [member] | Klaus Kühn [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation		17,326
Attendance fee [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	223,200	179,800
Attendance fee [member] | Dr. Marc Cluzel [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	44,400	32,400
Attendance fee [member] | Dr. Frank Morich [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	33,600	23,200
Attendance fee [member] | Michael Brosnan [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	34,000	18,600
Attendance fee [member] | Sharon Curran [Member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	11,600
Attendance fee [member] | Dr George Golumbeski [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	31,600	25,200
Attendance fee [member] | Wendy Johnson [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	35,600	37,400
Attendance fee [member] | Krisja Vermeylen [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	€ 32,400	24,400
Attendance fee [member] | Dr. Gerald Möller [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation		11,800
Attendance fee [member] | Klaus Kühn [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation		€ 6,800